4. PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2014
Notes to Financial Statements
PREPAID EXPENSES AND OTHER CURRENT ASSETS
	December 31,
Prepaid expenses and other current assets	2014	2013
VAT return Q4 2014/ 2013	$44,146	$40,232
Revenues to be invoiced	1,173	9,273
Other prepaid expenses	8,047	2,837
Sharpe - prepaid advisory costs	-	7,144
	$53,366	$59,486